Mining interests (Tables)	12 Months Ended
Dec. 31, 2024
Mining interests.
Schedule of mining interests

	2024	2023
	$	$

Cost – Beginning of year	456,467	583,669
Additions	35,538	30,598
Mining tax credit	(534)	152
Asset retirement obligations	13,524	(326)
Depreciation capitalized	2,397	4,630
Share-based compensation capitalized	70	287
Impairment	—	(160,484)
Borrowing costs	3,123	—
Currency translation adjustments	401	(2,059)
Cost – End of year	510,986	456,467
Accumulated depreciation – Beginning of year	4,772	3,190
Depreciation	140	1,075
Currency translation adjustments	(596)	507
Accumulated depreciation – End of year	4,316	4,772

Cost	510,986	456,467
Accumulated depreciation	(4,316)	(4,772)
Net book value	506,670	451,695